Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2014, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

HK$

Years ending December 31,
2015	13,653
2016	6,004
2017	4,030
Thereafter	4,463
Total minimum lease payments	28,150